DIVERSIFIED RESTAURANT HOLDINGS, INC.

27680 Franklin Road

Southfield, MI 48034

June 25, 2018

VIA EDGAR

United States Securities and

Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Diversified Restaurant Holdings, Inc.
Registration Statement on Form S-3
File No. 333- 225457

Dear Ladies and Gentlemen:

Diversified Restaurant Holdings, Inc. (the “Company”) hereby transmits Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement on Form S-3 (the “Registration Statement”). In this letter, we respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance contained in the Staff’s letter dated June 22, 2018. In addition to changes responsive to the Staff’s comments, Amendment No. 1 also contains certain other updating changes.

General

To the extent you intend to rely on General Instruction I.B.6 of Form S-3 for limited primary offerings, please disclose on the prospectus cover page the information called for by instruction 7 of General Instruction I.B.6. Please also confirm to us your understanding of the size limitations for offerings made under General Instruction I.B.6.

Response: In response to the Staff’s comment, we have revised the prospectus cover page in Amendment No. 1.

The Company hereby acknowledges and confirms that the Company understands the size limitations for offerings made pursuant to General Instruction I.B.6.

Should you have any questions, please do not hesitate to contact our legal counsel, D. Richard McDonald, Esq., of Dykema Gossett PLLC, at (248) 203-0859.

Very truly yours, DIVERSIFIED RESTAURANT HOLDINGS, INC. /s/ David G. Burke David G. Burke President and CEO